UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund : FABXX

This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$6,917,673,857
Number of Holdings	436
What did the Fund invest in?
(as of August 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	43.1
8-30	35.9
31-60	9.4
61-90	3.2
91-180	4.9
>180	4.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 36.6
Variable Rate Demand Notes (VRDNs) - 23.9
Commercial Paper - 18.1
Municipal Securities - 8.1
Net Other Assets (Liabilities) - 13.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914537.102    6958-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund Premium Class : FSPXX

This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$6,917,673,857
Number of Holdings	436
What did the Fund invest in?
(as of August 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	43.1
8-30	35.9
31-60	9.4
61-90	3.2
91-180	4.9
>180	4.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 36.6
Variable Rate Demand Notes (VRDNs) - 23.9
Commercial Paper - 18.1
Municipal Securities - 8.1
Net Other Assets (Liabilities) - 13.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914536.102    457-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund Institutional Class : FSBXX

This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$6,917,673,857
Number of Holdings	436
What did the Fund invest in?
(as of August 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	43.1
8-30	35.9
31-60	9.4
61-90	3.2
91-180	4.9
>180	4.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 36.6
Variable Rate Demand Notes (VRDNs) - 23.9
Commercial Paper - 18.1
Municipal Securities - 8.1
Net Other Assets (Liabilities) - 13.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914535.102    1868-TSRS-1026

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® California Municipal Money Market Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® California Municipal Money Market Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 8.1%
	Principal Amount (a)	Value ($)
California - 8.1%
California - 8.1%
Education - 1.1%
California Edl Facs Auth Rev (Stanford University Proj.) 2.17% tender 10/20/2026 CP mode	10,000,000	10,000,000
California Edl Facs Auth Rev (Stanford University Proj.) 2.17% tender 10/20/2026 CP mode	10,000,000	10,000,000
California Edl Facs Auth Rev (Stanford University Proj.) 2.17% tender 10/20/2026 CP mode	10,000,000	10,000,000
California Edl Facs Auth Rev (Stanford University Proj.) 2.2% tender 11/17/2026 CP mode	17,000,000	17,000,000
California Edl Facs Auth Rev (Stanford University Proj.) 2.37% tender 1/14/2027 CP mode	29,600,000	29,600,000
California Edl Facs Auth Rev (Stanford University Proj.) 2.37% tender 1/14/2027 CP mode	1,200,000	1,200,000
California St Univ Rev Series 2025A, 5% 11/1/2026	200,000	200,750
		78,000,750
Escrowed/Pre-Refunded - 0.0%
California Health Facilities Financing Authority Series 2016B, 5% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	390,000	392,252
General Obligations - 6.1%
California St Pub Wks Brd Lse (State of California Proj.) 5% 11/1/2026	185,000	185,760
California St Pub Wks Brd Lse (State of California Proj.) Series 2017 G, 4% 10/1/2026	100,000	100,114
California St Pub Wks Brd Lse (State of California Proj.) Series 2019C, 5% 11/1/2026	3,125,000	3,139,463
California St Pub Wks Brd Lse (State of California Proj.) Series 2020 E, 5% 11/1/2026	1,500,000	1,506,516
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 C, 5% 11/1/2026	4,350,000	4,368,292
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 D, 4% 11/1/2026	150,000	150,440
California St Pub Wks Brd Lse (State of California Proj.) Series 2023 C, 5% 9/1/2026	3,670,000	3,670,000
California St Pub Wks Brd Lse (State of California Proj.) Series 2023B, 5% 12/1/2026	1,125,000	1,132,277
California St Pub Wks Brd Lse (State of California Proj.) Series 2024C, 5% 9/1/2026	2,105,000	2,105,000
California St Pub Wks Brd Lse (State of California Proj.) Series 2025 C, 5% 11/1/2026	1,410,000	1,415,992
California St Pub Wks Brd Lse (State of California Proj.) Series 2026A, 5% 9/1/2026	3,475,000	3,475,000
California St Pub Wks Brd Lse (State of California Proj.) Series B, 5% 10/1/2026	330,000	330,758
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2025J, 5% 12/1/2026	605,000	609,109
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2026K, 5% 12/1/2026	3,000,000	3,018,378
Los Angeles Cnty Calif TRAN Series 2026 27 A, 5% 6/30/2027	80,675,000	82,369,077
Los Angeles Unified School District/CA Series 2026 A, 5% 7/1/2027	69,425,000	70,904,290
Riverside Cnty CA TRAN Series 2026, 5% 6/30/2027	34,650,000	35,392,275
Riverside Cnty Calif Teeter Plan Oblig Nts TAN (Riverside Cnty Ca Proj.) Series 2025 A, 2.55% 10/16/2026	43,275,000	43,283,225
State of California 5% 8/1/2027 (h)	2,500,000	2,556,125
State of California Gen. Oblig. 4% 10/1/2026	1,550,000	1,552,104
State of California Gen. Oblig. 4% 3/1/2027	1,000,000	1,008,274
State of California Gen. Oblig. 4% 9/1/2026	1,135,000	1,135,000
State of California Gen. Oblig. 5% 10/1/2026	22,500,000	22,551,899
State of California Gen. Oblig. 5% 10/1/2026	12,005,000	12,033,695
State of California Gen. Oblig. 5% 10/1/2026	3,480,000	3,487,561
State of California Gen. Oblig. 5% 10/1/2026	1,585,000	1,588,718
State of California Gen. Oblig. 5% 10/1/2026	670,000	671,343
State of California Gen. Oblig. 5% 11/1/2026	3,245,000	3,258,408
State of California Gen. Oblig. 5% 11/1/2026	1,300,000	1,305,747
State of California Gen. Oblig. 5% 11/1/2026	100,000	100,481
State of California Gen. Oblig. 5% 12/1/2026	455,000	457,802
State of California Gen. Oblig. 5% 3/1/2027	16,255,000	16,480,575
State of California Gen. Oblig. 5% 4/1/2027	2,580,000	2,618,656
State of California Gen. Oblig. 5% 4/1/2027	2,580,000	2,617,362
State of California Gen. Oblig. 5% 4/1/2027	100,000	101,335
State of California Gen. Oblig. 5% 8/1/2027 (h)	45,690,000	46,715,742
State of California Gen. Oblig. 5% 9/1/2026	11,710,000	11,710,000
State of California Gen. Oblig. 5% 9/1/2026	7,045,000	7,045,000
State of California Gen. Oblig. 5% 9/1/2026	3,785,000	3,785,000
State of California Gen. Oblig. 5% 9/1/2026	3,735,000	3,735,000
State of California Gen. Oblig. 5% 9/1/2026	2,080,000	2,080,000
State of California Gen. Oblig. Series 2016, 5% 9/1/2026	1,115,000	1,115,000
State of California Gen. Oblig. Series 2016B, 4% 9/1/2026	125,000	125,000
State of California Gen. Oblig. Series 2016B, 5% 9/1/2026	1,630,000	1,630,000
State of California Gen. Oblig. Series 2017, 4% 11/1/2026	1,600,000	1,604,894
State of California Gen. Oblig. Series 2017, 5% 11/1/2026	4,100,000	4,117,816
State of California Gen. Oblig. Series CM, 3.15% 12/1/2026 (d)	155,000	154,972
		414,499,475
Health Care - 0.6%
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2026	550,000	552,678
California Hlth Facs Fin Auth (Stanford Healthcare Proj.) 2.4% tender 12/15/2026 CP mode	42,050,000	42,050,000
		42,602,678
Transportation - 0.2%
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (d)	1,050,000	1,066,944
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (d)	705,000	715,103
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (d)	270,000	274,017
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2027 (d)	2,110,000	2,145,447
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2027 (d)	475,000	482,309
Los Angeles CA Dept Arpts Rev Series 2022 H, 5% 5/15/2027 (d)	155,000	157,364
Los Angeles CA Dept Arpts Rev Series 2025F, 5% 5/15/2027 (d)	3,480,000	3,537,095
Los Angeles CA Dept Arpts Rev Series 2026 A, 5% 5/15/2027 (d)(h)	1,380,000	1,400,728
Los Angeles CA Dept Arpts Rev Series 2026B, 5% 5/15/2027 (d)(h)	2,025,000	2,055,416
Los Angeles CA Hbr Dept Rev Series 2024 A 1, 5% 8/1/2027 (d)	385,000	392,406
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017D, 5% 5/1/2027 (d)	430,000	435,574
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (d)	215,000	218,137
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (d)	1,390,000	1,409,919
		14,290,459
Water & Sewer - 0.1%
San Francisco CA Pub Util Comm Wtr Rev 5% 11/1/2026	2,935,000	2,947,759
San Francisco CA Pub Util Comm Wtr Rev Series 2025 F, 5% 11/1/2026	480,000	482,283
San Francisco CA Pub Util Comm Wtr Rev Series D, 5% 11/1/2026	5,650,000	5,674,852
		9,104,894
TOTAL CALIFORNIA		558,890,508
Michigan - 0.0%
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.53% tender 1/15/2047 (b)(f)	1,800,000	1,800,000
TOTAL MUNICIPAL SECURITIES (Cost $560,690,508)		560,690,508

Tender Option Bond - 36.6%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
Black Belt Energy Gas District Var Sts Participating VRDN Series 5088, 2.48% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	6,400,000	6,400,000
Black Belt Energy Gas District Var Sts Participating VRDN Series 5104, 2.48% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	5,500,000	5,500,000
TOTAL ALABAMA		11,900,000
Arizona - 0.0%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.48% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	639,000	639,000
California - 36.4%
Adventist Hlth CA Participating VRDN 2.28% 3/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	30,000,000	30,000,000
Burbank Glendale Pasadena Arpt Auth Rev Participating VRDN Series 2026 XL0763, 2.3% 7/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,120,000	2,120,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN 2.28% 2/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,695,000	3,695,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN 2.8% 2/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	18,665,000	18,665,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2024 XG0584, 2.28% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,410,000	1,410,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2025 XM1305, 2.8% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	14,725,000	14,725,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2026 XM1374, 2.8% 6/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,000,000	8,000,000
California Cmnty Choice Fing Auth Participating VRDN 2.8% 3/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	30,270,000	30,270,000
California Cmnty Choice Fing Auth Participating VRDN 2.8% 3/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,000,000	8,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2023 XF1635, 2.28% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,665,000	6,665,000
California Cmnty Choice Fing Auth Participating VRDN Series 2023 XF1681, 2.8% 11/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	14,000,000	14,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1271, 2.8% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,000,000	8,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1272, 2.8% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	12,750,000	12,750,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1273, 2.8% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,180,000	8,180,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1277, 2.8% 8/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,000,000	8,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1333, 2.7% 10/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,000,000	8,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1342, 2.8% 11/1/2033 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,000,000	8,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2026 XF8139, 2.25% 10/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	5,185,000	5,185,000
California Cmnty Choice Fing Auth Participating VRDN Series 2026 XL0739, 2.85% 1/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,750,000	3,750,000
California Cmnty Choice Fing Auth Participating VRDN Series 2026 XM1349, 2.8% 2/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,500,000	7,500,000
California Cmnty Choice Fing Auth Participating VRDN Series 2026 XM1350, 2.8% 2/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	11,250,000	11,250,000
California Cmnty Choice Fing Auth Participating VRDN Series 2026 XM1359, 2.8% 3/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	27,750,000	27,750,000
California Health Facilities Financing Authority Participating VRDN Series 2023 XF1527, 2.26% 8/15/2048 (Liquidity Facility Bank of America, N.A.) (b)(c)	5,335,000	5,335,000
California Health Facilities Financing Authority Participating VRDN Series 2023 YX1312, 2.3% 11/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	10,695,000	10,695,000
California Health Facilities Fing Auth Rev Participating VRDN Series G 170, 2.28% 11/15/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,375,000	2,375,000
California Hlth Auth Rev Participating VRDN Series 2022 015, 2.48% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,725,000	8,725,000
California Hsg Multi Fam Rev Participating VRDN Series 2025 CF7051, 2.38% 3/1/2046 (Liquidity Facility Citibank NA) (b)(c)(d)	5,466,954	5,466,954
California Multi Fam Hsg Rev Participating VRDN 2.53% 8/27/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	8,030,000	8,030,000
California Multi Fam Hsg Rev Participating VRDN 2.53% 8/6/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	7,220,000	7,220,000
California Mun Fin Auth Lease Rev Participating VRDN 2.29% 6/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	10,000,000	10,000,000
California Mun Fin Auth Rev Participating VRDN Series 2026 003, 2.48% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	13,250,000	13,250,000
California Mun Fin Auth Rev Participating VRDN Series 2026 MIZ9247, 2.35% 2/1/2036 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	14,235,000	14,235,000
California Redev Agy Multi Fam Rev Participating VRDN Series 2026 MIZ9254, 2.37% 5/1/2049 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	10,946,000	10,946,000
California St Enterprise Dev Auth Participating VRDN 3.15% 2/1/2056 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	26,125,000	26,125,000
California St Pub Wks Brd Lse Participating VRDN 2.31% 11/1/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,130,000	4,130,000
California St Pub Wks Brd Lse Participating VRDN Series 2022 YX1191, 2.3% 5/1/2039 (Liquidity Facility Barclays Bank PLC) (b)(c)	18,790,000	18,790,000
California St Pub Wks Brd Lse Participating VRDN Series 2026 XX1468, 2.43% 4/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,600,000	1,600,000
California St Univ Rev Participating VRDN 2.3% 11/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,875,000	1,875,000
California St Univ Rev Participating VRDN 2.3% 11/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,475,000	5,475,000
California St Univ Rev Participating VRDN Series 2024 XG0587, 2.3% 11/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,800,000	1,800,000
California St Univ Rev Participating VRDN Series 2025 XF8001, 2.65% 11/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,935,000	4,935,000
California St Univ Rev Participating VRDN Series 2025 XL0687, 2.65% 11/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(c)	5,000,000	5,000,000
California St Univ Rev Participating VRDN Series 2025 XM1298, 2.7% 11/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,000,000	4,000,000
California St Univ Rev Participating VRDN Series 2025 YX1417, 2.3% 11/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,790,000	2,790,000
California St Univ Rev Participating VRDN Series 2025 ZF1999, 2.3% 11/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,335,000	3,335,000
California St Univ Rev Participating VRDN Series 2025 ZF2000, 2.3% 11/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,275,000	3,275,000
California St Univ Rev Participating VRDN Series 2025 ZF3415, 2.3% 11/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,000,000	2,000,000
California St Univ Rev Participating VRDN Series 2025 ZL0649, 2.3% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	26,980,000	26,980,000
California Statewide Cmntys Dev Auth Rev Participating VRDN Series 2024 BAML5060, 2.65% 12/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(c)	52,010,000	52,010,000
California Statewide Cmntys Dev Auth Rev Participating VRDN Series 2026 MS0133, 2.7% 6/1/2036 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	15,830,000	15,830,000
California Statewide Communities Dev Auth Participating VRDN Series 2025 MIZ9234, 2.46% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	4,205,000	4,205,000
California Stwide Cmnty Mf Rev Participating VRDN Series 2026 CF7102, 2.28% 7/1/2036 (Liquidity Facility Citibank NA) (b)(c)	3,350,000	3,350,000
Central Valley CA Energy Auth Participating VRDN Series 2025 XL0578, 2.28% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,980,000	3,980,000
Central Valley CA Energy Auth Participating VRDN Series 2025 XM1303, 2.8% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	31,320,000	31,320,000
Central Valley CA Energy Auth Participating VRDN Series 2026 XM1375, 2.8% 8/1/2034 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,000,000	4,000,000
Chino Valley CA Uni Sch Dist Participating VRDN Series 2023 XF1661, 2.29% 8/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,175,000	3,175,000
CommonSpirit Health CA Participating VRDN Series 2022 MIZ9102, 2.48% 3/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	8,806,000	8,806,000
CommonSpirit Health CA Participating VRDN Series 2023 007, 2.48% 3/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	83,140,000	83,140,001
CommonSpirit Health CA Participating VRDN Series 2024 MIZ9190, 2.58% 10/8/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	33,250,000	33,250,000
East Bay CA Mun Util Dist Wtr Sys Rev Participating VRDN Series 2025 XF1956, 2.65% 6/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	900,000	900,000
Foothill Eastern CA Trans Auth Rev Participating VRDN Series 2019 XG0243, 2.26% 1/15/2046 (Liquidity Facility Bank of America, N.A.) (b)(c)	8,130,000	8,130,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.26% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	11,025,000	11,025,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.29% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,000,000	3,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.3% 5/15/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	6,380,000	6,380,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.33% 5/15/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,535,000	1,535,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.75% 5/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,000,000	4,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2018 XF0675, 2.31% 5/15/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,420,000	3,420,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2018 XX1082, 2.31% 5/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	980,000	980,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2019 XG0232, 2.32% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	17,700,000	17,700,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2021 XF1249, 2.31% 5/15/2040 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,195,000	3,195,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XF1368, 2.31% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,250,000	2,250,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XF1373, 2.31% 5/15/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,665,000	1,665,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XM1023, 2.36% 5/15/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	5,600,000	5,600,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 YX1229, 2.31% 5/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	8,385,000	8,385,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 XG0476, 2.7% 5/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	13,440,000	13,440,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 XX1308, 2.31% 5/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,500,000	7,500,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 ZF1673, 2.31% 5/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,200,000	2,200,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XF1918, 2.75% 5/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	23,225,000	23,225,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XF3335, 2.75% 5/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,400,000	4,400,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XF8093, 2.75% 5/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,410,000	2,410,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XL0606, 2.75% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	14,955,000	14,955,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XL0636, 2.7% 5/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	4,000,000	4,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XL0643, 2.7% 5/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,570,000	3,570,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XM1260, 2.75% 5/15/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,110,000	4,110,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XX1383, 2.31% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,000,000	6,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XX1385, 2.31% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	27,630,000	27,630,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XX1386, 2.75% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,750,000	3,750,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3336, 2.31% 5/15/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	6,455,000	6,455,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3337, 2.31% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	9,375,000	9,375,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3363, 2.7% 5/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	7,210,000	7,210,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3389, 2.33% 5/15/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,010,000	2,010,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3410, 2.75% 5/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,330,000	3,330,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2026 XX1475, 2.75% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,200,000	5,200,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2026 XX1476, 2.75% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,345,000	5,345,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9237, 2.51% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	17,000,000	17,000,000
Los Angeles CA Wtr & Pwr Participating VRDN Series 2023 XM1153, 2.31% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)	9,900,000	9,900,000
Los Angeles CA Wtr & Pwr Participating VRDN Series 2025 YX1399, 2.31% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,215,000	5,215,000
Los Angeles CA Wtr & Pwr Rev Participating VRDN 2.48% 7/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,335,000	3,335,000
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Participating VRDN 2.29% 7/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,800,000	2,800,000
Los Angeles Cnty CA Pub Wks Participating VRDN 2.29% 12/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,970,000	3,970,000
Los Angeles Cnty CA Pub Wks Participating VRDN Series 2025 XL0694, 2.31% 12/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	11,300,000	11,300,000
Los Angeles Cnty CA Pub Wks Participating VRDN Series 2025 XM1313, 2.65% 12/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,875,000	1,875,000
Los Angeles Cnty Calif Facs Inc Lease Rev Participating VRDN 2.31% 12/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	7,500,000	7,500,000
Los Angeles Cnty Calif Facs Inc Lease Rev Participating VRDN Series 2022 XF1376, 2.28% 12/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(c)	5,000,000	5,000,000
Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 2.58% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	52,800,000	52,800,000
Los Angeles Multi Fam Hsg Participating VRDN Series 2025 BAML5065, 2.34% 11/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(c)	23,795,000	23,795,000
Los Angeles Unified School District/CA Participating VRDN 2.29% 7/1/2048 (Liquidity Facility Citibank NA) (b)(c)	19,250,000	19,250,000
Los Angeles Unified School District/CA Participating VRDN Series 2023 ZF3187, 2.29% 7/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	11,070,000	11,070,000
M-S-R Energy Auth CA Participating VRDN Series 2025 XF1900, 2.28% 11/1/2034 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,385,000	5,385,000
North Orange Cnty Calif Cmnty College Dist Gen. Oblig. Participating VRDN Series 2022 XX1239, 2.3% 8/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	11,575,000	11,575,000
River Islands CA PFA Cmty Facs Dist Participating VRDN Series 2024 MIZ9188, 2.53% 9/19/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	47,500,000	47,500,000
River Islands Pub Fing Auth Participating VRDN 2.53% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	52,200,000	52,200,000
Sacramento CA Participating VRDN Series 2022 XG0393, 2.31% 8/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,200,000	7,200,000
San Diego CA Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9198, 2.53% 11/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)(f)	42,395,000	42,395,000
San Diego CA Multi Fam Hsg Rev Participating VRDN Series 2026 CF7093, 3% 6/1/2045 (Liquidity Facility Citibank NA) (b)(c)	4,237,390	4,237,390
San Diego CA Uni Sch Dist Participating VRDN Series 2022 XF1386, 2.26% 7/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(c)	8,745,000	8,745,000
San Diego CA Uni Sch Dist Participating VRDN Series 2023 XF3150, 2.29% 7/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,400,000	1,400,000
San Diego CA Uni Sch Dist Participating VRDN Series 2025 CF7045, 2.31% 7/1/2047 (Liquidity Facility Citibank NA) (b)(c)	11,900,000	11,900,000
San Diego CA Uni Sch Dist Participating VRDN Series 2025 XM1332, 2.7% 7/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,675,000	2,675,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XF1620, 2.33% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,160,000	3,160,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XZF1672, 2.31% 7/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	7,250,000	7,250,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 ZL0510, 2.33% 7/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	13,860,000	13,860,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XF1950, 2.75% 7/1/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,365,000	6,365,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XF8054, 2.7% 7/1/2058 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	2,800,000	2,800,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XF8117, 2.75% 7/1/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,000,000	4,000,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XL0637, 2.7% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	13,815,000	13,815,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XL0663, 2.7% 7/1/2040 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	20,800,000	20,800,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XM1302, 2.33% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,555,000	2,555,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XX1390, 2.75% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	33,580,000	33,580,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 ZL0651, 2.7% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	11,610,000	11,610,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN 2.34% 7/1/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	3,210,000	3,210,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series 2022 XX1215, 2.31% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,500,000	7,500,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XF1515, 2.34% 7/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	17,440,000	17,440,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XF3180, 2.31% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	8,000,000	8,000,000
San Francisco CA Arprt Rev Participating VRDN 2.28% 5/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,400,000	2,400,000
San Francisco CA Arprt Rev Participating VRDN Series 2019 XL0101, 2.95% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,300,000	4,300,000
San Francisco CA Arpt Rev Participating VRDN 2.28% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	8,005,000	8,005,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.3% 5/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	16,485,000	16,485,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.31% 5/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,680,000	3,680,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.38% 5/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,300,000	2,300,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.95% 5/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,000,000	1,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.95% 5/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,800,000	3,800,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.95% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	11,410,000	11,410,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	20,000,000	20,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	11,100,000	11,100,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	7,420,000	7,420,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF3297, 2.95% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,075,000	7,075,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF8106, 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	54,495,000	54,495,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF8107, 2.95% 5/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	5,700,000	5,700,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF8118, 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	21,960,000	21,960,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF8119, 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	15,950,000	15,950,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF8120, 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	7,500,000	7,500,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XL0581, 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	5,775,000	5,775,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XL0611, 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,240,000	6,240,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XL0698, 2.95% 5/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,815,000	4,815,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1266, 2.95% 5/1/2038 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	12,720,000	12,720,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1267, 2.95% 5/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,400,000	4,400,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1284, 2.95% 5/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,000,000	4,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1286, 2.95% 5/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,000,000	4,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XX1369, 2.95% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	22,750,000	22,750,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XX1420, 2.95% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	8,400,000	8,400,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2026 XF8126, 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,665,000	6,665,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2026 XF8154, 2.95% 5/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	11,800,000	11,800,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2026 XF8194, 2.95% 5/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	7,500,000	7,500,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2026 XG0643, 2.95% 5/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	14,400,000	14,400,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2026 XL0746, 2.95% 5/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	35,975,000	35,975,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2026 XM1344, 2.95% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	10,450,000	10,450,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2026 XX1461, 2.95% 5/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	30,000,000	30,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2026 XX1473, 2.31% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,000,000	4,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2026 XX1474, 2.31% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,670,000	1,670,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 5102, 2.95% 5/1/2055 (Liquidity Facility JP Morgan Securities LLC) (b)(c)(d)	13,885,000	13,885,000
San Francisco CA Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9199, 2.35% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	95,250,000	95,250,000
San Francisco CA Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9200, 2.35% 11/1/2056 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	28,700,000	28,700,000
San Francisco CA Pub Util Comm Wstwtr Rev Participating VRDN 2.29% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,130,000	2,130,000
San Francisco CA Pub Util Comm Wstwtr Rev Participating VRDN Series 2025 XF3448, 2.28% 10/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,950,000	2,950,000
San Francisco CA Pub Util Comm Wstwtr Rev Participating VRDN Series 2025 ZL0626, 2.65% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	8,895,000	8,895,000
San Francisco CA Pub Util Comm Wtr Rev Participating VRDN Series 2025 XF3450, 2.28% 11/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,675,000	4,675,000
San Francisco CA Pub Util Comm Wtr Rev Participating VRDN Series 2025 XM1276, 2.7% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
San Francisco City & County Arpt Commission Intl Arpt Rev Participating VRDN Series 2026 CF7093, 3% 6/1/2045 (Liquidity Facility Citibank NA) (b)(c)(d)	4,750,000	4,750,000
San Francisco Unified School Dist Gen. Olig. Participating VRDN Series 2025 CF7056, 2.33% 6/15/2042 (Liquidity Facility Citibank NA) (b)(c)	7,000,000	7,000,000
San Joaquin Valley Clean Energy Auth Participating VRDN Series 2026 XM1358, 2.8% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	30,330,000	30,330,000
San Jose CA Redev Agy Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9222, 2.56% 8/7/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	24,060,000	24,060,000
San Lorenzo CA Unified Sch Dist Alameda Cnty Participating VRDN Series 2026 XF8178, 2.7% 8/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,750,000	3,750,000
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Participating VRDN Series 2026 XF3531, 2.28% 7/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,020,000	3,020,000
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Participating VRDN Series 2026 XF3532, 2.28% 7/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	6,665,000	6,665,000
State of California / Tax Exempt General Oblig. ig. Participating VRDN Series G 126, 2.28% 11/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	15,230,000	15,230,000
State of California Gen. Oblig. Participating VRDN 2.18% 8/1/2036 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	75,000,000	75,000,000
State of California Gen. Oblig. Participating VRDN 2.28% 9/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,500,000	2,500,000
State of California Gen. Oblig. Participating VRDN 2.29% 3/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,185,000	2,185,000
State of California Gen. Oblig. Participating VRDN 2.29% 9/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,040,000	2,040,000
State of California Gen. Oblig. Participating VRDN 2.31% 11/1/2042 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	1,135,000	1,135,000
State of California Gen. Oblig. Participating VRDN 2.31% 9/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,375,000	2,375,000
State of California Gen. Oblig. Participating VRDN 2.8% 8/1/2036 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	222,700,000	222,700,000
State of California Gen. Oblig. Participating VRDN Series 2025 XL0696, 2.7% 3/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,000,000	4,000,000
State of California Gen. Oblig. Participating VRDN Series 2026 XF3521, 2.3% 10/1/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,685,000	4,685,000
State of California Gen. Oblig. Participating VRDN Series 2026 ZL0765, 2.28% 10/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,125,000	3,125,000
Sutter Hlth CA Participating VRDN Series 2023 015, 2.48% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)	11,340,000	11,340,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 XG0366, 2.31% 5/15/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	8,765,000	8,765,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 XX1201, 2.3% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,500,000	7,500,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 YX1200, 2.3% 5/15/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)	12,285,000	12,285,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2023 XF1624, 2.7% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,045,000	5,045,000
University CA Revs Participating VRDN 2.31% 5/15/2058 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	7,500,000	7,500,000
University CA Revs Participating VRDN Series 2023 ZF3164, 2.3% 5/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	30,000,000	30,000,000
University CA Revs Participating VRDN Series 2025 XX1425, 2.3% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,035,000	3,035,000
TOTAL CALIFORNIA		2,518,011,345
Illinois - 0.0%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.53% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(c)	870,000	870,000
New Mexico - 0.0%
New Mexico St Hosp Equip Ln Co Participating VRDN Series 2025 005, 2.53% 8/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,600,000	2,600,000
TOTAL TENDER OPTION BOND (Cost $2,534,020,345)		2,534,020,345

Variable Rate Demand Note - 23.9%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.7% 8/1/2063 VRDN (b)(d)	14,600,000	14,600,000
Arizona - 0.1%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.48% 5/1/2029 VRDN (b)	2,500,000	2,500,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.5% 5/1/2029 VRDN (b)	6,400,000	6,400,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 2.5% 5/1/2029 VRDN (b)	1,150,000	1,150,000
TOTAL ARIZONA		10,050,000
California - 21.0%
Abag Fin Auth CA Multifam Rev (Hearthstone/Eqr Jv Llc Proj.) 1.84% 11/15/2035, LOC Fannie Mae VRDN (b)(d)	10,000,000	10,000,000
Bay Area Toll Auth CA Bridge Rev 2.35% 4/1/2059, LOC Toronto-Dominion Bank/NY VRDN (b)	25,955,000	25,955,000
Bay Area Toll Auth CA Bridge Rev Series 2007 A 2, 2.05% 4/1/2047, LOC PNC Bank NA VRDN (b)	41,150,000	41,150,000
Bay Area Toll Auth CA Bridge Rev Series 2008 E 1, 2.05% 4/1/2045, LOC PNC Bank NA VRDN (b)	48,065,000	48,065,000
Bay Area Toll Auth CA Bridge Rev Series 2024 I, 2.3% 4/1/2059, LOC TD Bank NA VRDN (b)	10,000,000	10,000,000
Bay Area Toll Auth CA Bridge Rev Series 2024A, 1.9% 4/1/2059, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	23,000,000	23,000,000
Bay Area Toll Auth CA Bridge Rev Series 2024B, 2% 4/1/2059, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	54,225,000	54,225,000
Bay Area Toll Auth CA Bridge Rev Series 2024G, 1.95% 4/1/2059, LOC Bank of America NA VRDN (b)	65,985,000	65,985,000
Bay Area Toll Auth CA Bridge Rev Series 2026B, 1.9% 4/1/2059, LOC Wells Fargo Bank NA VRDN (b)	10,000,000	10,000,000
Bay Area Toll Auth CA Bridge Rev Series 2026D, 1.9% 4/1/2059, LOC Bank of America NA VRDN (b)	27,600,000	27,600,000
Bay Area Toll Auth CA Bridge Rev Series C, 1.9% 4/1/2059, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	40,000,000	40,000,000
CA Pollution Conrol Fin Auth (Air Products & Chemicals Inc Proj.) 2.4% 3/1/2042 VRDN (b)	19,000,000	19,000,000
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 C 1, 1.45% 11/15/2063 VRDN (b)	44,875,000	44,875,000
California Hlth Facs Fin Auth (Commonspirit Health Proj.) 2.15% 3/1/2047, LOC Bank of Montreal/Chicago IL VRDN (b)	16,625,000	16,625,000
California Pcf Solid Wst Disp (Recology Proj.) Series 2018 A, 1.9% 9/1/2038, LOC Wells Fargo Bank NA VRDN (b)(d)(g)	36,915,000	36,909,639
California Pub Fin Auth Rev (Sharp Healthcare System, Ca Proj.) 1.45% 8/1/2054, LOC Royal Bank of Canada VRDN (b)	5,000,000	5,000,000
California Pub Fin Auth Rev (Sharp Healthcare System, Ca Proj.) 2.35% 8/1/2054, LOC Royal Bank of Canada VRDN (b)	20,200,000	20,200,000
California Stwide Cmnty Mf Rev (Affirmed Housing Group Proj.) 2.23% 8/1/2039, LOC Citibank NA VRDN (b)(d)	3,355,000	3,355,000
California Stwide Cmnty Mf Rev (Hearthstone Housing Foundation Proj.) 1.85% 5/15/2037, LOC Fannie Mae VRDN (b)(d)	15,000,000	15,000,000
California Stwide Cmnty Mf Rev (Irvine Apartment Comm Lp Proj.) 2.4% 8/1/2034, LOC Wells Fargo Bank NA VRDN (b)(d)	19,200,000	19,200,000
California Stwide Cmnty Mf Rev (Irvine Apartment Comm Lp Proj.) 2.4% 9/15/2029, LOC Wells Fargo Bank NA VRDN (b)(d)	21,700,000	21,700,000
California Stwide Cmnty Mf Rev (The Crossings Phase Ii Lp Proj.) 1.83% 7/15/2040, LOC Fannie Mae VRDN (b)(d)	2,800,000	2,800,000
California Stwide Cmnty Mf Rev (The Salvation Army San Francisco Silvercrest Lp Proj.) 1.83% 6/15/2037, LOC Fannie Mae VRDN (b)(d)	10,105,000	10,105,000
California Stwide Cmnty Mf Rev (Urban Housing Communities Llc Proj.) 1.81% 4/1/2038, LOC Citibank NA VRDN (b)(d)	4,930,000	4,930,000
Emeryville CA Redev Agy Multif Amily Hsg Rev (Bay Street Housing Partners Lp Proj.) 2.27% 10/15/2036, LOC Fannie Mae VRDN (b)(d)	30,000,000	30,000,000
Irvine Calif Impt Bd Act 1915 2.3% 9/2/2050, LOC US Bank NA/Cincinnati OH VRDN (b)	3,200,000	3,200,000
Irvine Ranch CA Wtr Dist Gen. Oblig. 1.9% 7/1/2035, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	2,160,000	2,160,000
Los Angeles CA Multifamily Rev (Colonia Corona Lp Proj.) 2.23% 12/1/2035, LOC Citibank NA VRDN (b)(d)	2,100,000	2,100,000
Orange Cnty Calif Apt Dev Rev (Ladera Wng Llc Proj.) 1.83% 8/15/2034, LOC Fannie Mae VRDN (b)(d)	11,300,000	11,300,000
Orange Cnty Calif Apt Dev Rev (Wood Canyon Villas Lp Proj.) 1.83% 8/15/2031, LOC Fannie Mae VRDN (b)(d)	6,655,000	6,655,000
Riverside CA Ctfs Partn 1.85% 3/1/2037, LOC Bank of America NA VRDN (b)	62,390,000	62,390,000
San Diego Noble CT Apts (Park & Market Development Partners, Lp Proj.) 1.85% 6/1/2057, LOC Bank of America NA VRDN (b)	130,385,000	130,385,000
San Francisco CA C&C Redev Mfh (A M Preservation Lp Proj.) 2.29% 12/1/2033, LOC Citibank NA VRDN (b)(d)	550,000	550,000
San Francisco CA C&C Redev Mfh (Mercy Housing California Xx Lp Proj.) 2.23% 12/1/2038, LOC Citibank NA VRDN (b)(d)	750,000	750,000
San Francisco CA City & County Airports Commission International Airport Revenue 2.05% 5/1/2058, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	6,600,000	6,600,000
San Francisco CA City & County Airports Commission International Airport Revenue 2.15% 5/1/2061, LOC Wells Fargo Bank NA VRDN (b)(d)	24,000,000	24,000,000
San Francisco CA City & County Airports Commission International Airport Revenue 2.25% 5/1/2061, LOC Bank of America NA VRDN (b)(d)	139,135,000	139,135,000
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026C 1, 2.15% 5/1/2061, LOC Wells Fargo Bank NA VRDN (b)(d)	105,390,000	105,390,000
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026E, 2.3% 5/1/2061, LOC Barclays Bank PLC VRDN (b)(d)	61,000,000	61,000,000
San Jose Calif Mfhr (Almaden Lake Village Assoc Ltd Proj.) 2.27% 3/1/2032, LOC Fannie Mae VRDN (b)(d)	16,500,000	16,500,000
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty Ca Proj.) 1.9% 5/15/2035, LOC Bank of America NA VRDN (b)	53,500,000	53,500,000
Santa Clara Valley CA Trans Auth Sales Tax Rev (Sta Clara Vly Tran 1976 Sls Tx Proj.) Series 2025 A 1, 1.83% 6/1/2055 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	22,255,000	22,255,000
Santa Clara Valley CA Trans Auth Sales Tax Rev (Sta Clara Vly Tran 1976 Sls Tx Proj.) Series 2025 A 2, 1.85% 6/1/2055 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	15,565,000	15,565,000
Santa Cruz CA Redev Agy Mf Rev (1010 Pacific Investors L.P. Proj.) 1.81% 8/15/2035, LOC Fannie Mae VRDN (b)(d)	14,295,000	14,295,000
Santa Cruz CA Redev Agy Mf Rev (Santa Cruz Shaffer Road Investors L.P. Proj.) 1.81% 8/15/2035, LOC Fannie Mae VRDN (b)(d)	3,000,000	3,000,000
State of California Gen. Oblig. 1.8% 5/1/2040, LOC TD Bank NA VRDN (b)	43,000,000	43,000,000
State of California Gen. Oblig. 2% 5/1/2040, LOC Wells Fargo Bank NA VRDN (b)	5,600,000	5,600,000
State of California Gen. Oblig. Series 2024 C 2, 1.54% 5/1/2047, LOC Bank of America NA VRDN (b)	27,635,000	27,635,000
State of California Gen. Oblig. Series 2024B2, 1.8% 5/1/2052, LOC PNC Bank NA VRDN (b)	29,900,000	29,900,000
University CA Revs 2.25% 5/15/2048 VRDN (b)	5,000,000	5,000,000
University CA Revs 2.35% 5/15/2048 VRDN (b)	11,350,000	11,350,000
University CA Revs 2.35% 5/15/2048 VRDN (b)	2,820,000	2,820,000
University CA Revs Series 2024 BY 2, 2.08% 5/15/2054 VRDN (b)	33,950,000	33,950,000
TOTAL CALIFORNIA		1,445,664,639
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.46% 10/1/2028 VRDN (b)	1,200,000	1,200,000
Florida - 1.1%
Bay Cny Fla Pcr (Florida Pwr & Lt Co Proj.) Series 2020, 2.45% 6/1/2050 VRDN (b)(d)	900,000	900,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.4% 12/1/2048 VRDN (b)(d)	3,700,000	3,700,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.38% 12/1/2046 VRDN (b)(d)	9,500,000	9,500,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.35% 5/1/2046 VRDN (b)(d)	2,300,000	2,300,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.45% 5/1/2054 VRDN (b)(d)	29,200,000	29,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.38% 5/1/2054 VRDN (b)(d)	31,400,000	31,400,000
TOTAL FLORIDA		77,000,000
Georgia - 0.1%
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.49% 11/1/2047 VRDN (b)(d)	7,600,000	7,600,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.45% 6/1/2049 VRDN (b)(d)	400,000	400,000
TOTAL GEORGIA		8,000,000
Indiana - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.38% 12/1/2038 VRDN (b)(d)	900,000	900,000
Iowa - 0.5%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.5% 7/1/2038 VRDN (b)(d)	14,500,000	14,500,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.45% 12/1/2047 VRDN (b)(d)	22,445,000	22,445,000
TOTAL IOWA		36,945,000
Kansas - 0.0%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.5% 9/1/2035 VRDN (b)	900,000	900,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.5% 9/1/2035 VRDN (b)	200,000	200,000
TOTAL KANSAS		1,100,000
Kentucky - 0.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.35% 7/1/2060 VRDN (b)(d)	2,300,000	2,300,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.35% 8/1/2061 VRDN (b)(d)	11,950,000	11,950,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.35% 8/1/2061 VRDN (b)(d)	7,350,000	7,350,000
TOTAL KENTUCKY		21,600,000
Louisiana - 0.0%
St James Parish LA Rev (Nucor Corp Proj.) 2.66% 11/1/2040 VRDN (b)	600,000	600,000
Nebraska - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.69% 11/1/2026 VRDN (b)(d)	1,100,000	1,100,000
North Carolina - 0.2%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.55% 11/1/2033 VRDN (b)(d)	12,200,000	12,200,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.55% 4/1/2031 VRDN (b)(d)	7,100,000	7,100,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.6% 3/1/2029 VRDN (b)(d)	5,630,000	5,630,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2.6% 8/1/2029 VRDN (b)(d)	3,600,000	3,600,000
TOTAL SOUTH CAROLINA		16,330,000
Tennessee - 0.1%
Loudon CO TN Idb Exmpt Fac Rv (Kimberly-Clark Corp Proj.) 2.45% 11/1/2034 VRDN (b)(d)	3,500,000	3,500,000
Texas - 0.1%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.69% 8/1/2038 VRDN (b)(d)	3,625,000	3,625,000
West Virginia - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.69% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(d)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,654,614,639)		1,654,614,639

Commercial Paper - 18.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
California Edl Facs Auth Rev 2.49% 10/2/2026 CP	2.49	7,300,000	7,300,000
California Health Facilities Financing Authority 2.48% 10/14/2026 CP	2.48	25,000,000	25,000,000
California Health Facilities Financing Authority 2.49% 10/21/2026 CP	2.49	20,000,000	20,000,000
California Health Facilities Financing Authority 2.5% 10/28/2026 CP	2.50	12,000,000	12,000,000
California Health Facilities Financing Authority 2.5% 11/4/2026 CP	2.50	11,000,000	11,000,000
California St Univ Rev 2.41% 9/9/2026, LOC Barclays Bank PLC CP	2.41	38,376,000	38,376,000
California St Univ Rev 2.41% 9/9/2026, LOC Wells Fargo Bank NA CP	2.41	25,495,000	25,495,000
California St Univ Rev 2.45% 9/9/2026, LOC Barclays Bank PLC CP	2.45	10,135,000	10,135,000
City of Los Angeles CA Wastewater System Revenue 2.5% 12/1/2026, LOC TD Bank NA CP	2.50	15,000,000	15,000,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.42% 9/15/2026 (Liquidity Facility Bank of America NA) CP	2.42	28,800,000	28,800,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.43% 10/6/2026 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) CP	2.43	10,450,000	10,450,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.44% 11/4/2026 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) CP	2.44	5,000,000	5,000,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.44% 9/1/2026 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) CP	2.44	23,000,000	23,000,000
Golden Gate Brdg & Hwy Dist CA 2.44% 9/1/2026 CP	2.44	26,425,000	26,425,000
Los Angeles CA Dept Arpts Rev 2.4% 9/3/2026, LOC Bank of America NA CP (d)	2.40	45,546,000	45,546,000
Los Angeles CA Dept Arpts Rev 2.4% 9/3/2026, LOC TD Bank NA CP (d)	2.40	3,038,000	3,038,000
Los Angeles CA Mun Imp Crp Lse 2.41% 9/3/2026, LOC US Bank NA/Cincinnati OH CP	2.41	20,000,000	20,000,000
Los Angeles CA Mun Imp Crp Lse 2.45% 9/10/2026, LOC Bank of America NA CP	2.45	3,225,000	3,225,000
Los Angeles CA Mun Imp Crp Lse 2.49% 11/2/2026, LOC Bank of America NA CP	2.49	6,700,000	6,700,000
Los Angeles CA Mun Imp Crp Lse 2.5% 10/8/2026, LOC BMO Bank NA CP	2.50	9,000,000	9,000,000
Los Angeles Cnty CA Asset Lease 2.45% 10/5/2026, LOC Bank of America NA CP	2.45	20,560,000	20,560,000
Los Angeles Cnty CA Asset Lease 2.45% 10/5/2026, LOC Bank of Montreal/Chicago IL CP	2.45	11,750,000	11,750,000
Los Angeles Cnty CA Asset Lease 2.45% 10/6/2026, LOC Bank of America NA CP	2.45	24,968,000	24,968,000
Los Angeles Cnty CA Asset Lease 2.45% 10/6/2026, LOC Bank of Montreal/Chicago IL CP	2.45	23,000,000	23,000,000
Los Angeles Cnty CA Asset Lease 2.45% 9/9/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.45	6,000,000	6,000,000
Los Angeles Cnty CA Asset Lease 2.45% 9/9/2026, LOC US Bank NA/Cincinnati OH CP	2.45	15,388,000	15,388,000
Los Angeles Cnty CA Asset Lease 2.5% 11/4/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.50	4,000,000	4,000,000
Port of Oakland CA Port Rev 2.58% 9/17/2026, LOC Bank of America NA CP (d)	2.58	7,851,000	7,851,000
Port of Oakland CA Port Rev 2.58% 9/17/2026, LOC Bank of America NA CP (d)	2.58	2,342,000	2,342,000
San Diego Cnty CA Regl Trnst Comm Sales Tax Rev 2.4% 9/1/2026, LOC Bank of America NA CP	2.40	11,900,000	11,900,000
San Diego Cnty CA Regl Trnst Comm Sales Tax Rev 2.5% 9/1/2026, LOC Bank of America NA CP	2.50	1,557,000	1,557,000
San Francisco CA City & Cnty Pub Utils Commn Wastewtr 2.44% 10/7/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.44	18,000,000	18,000,000
San Francisco CA Pub Util Comm Power Rev 2.5% 12/2/2026, LOC Bank of America NA CP	2.50	10,066,000	10,066,000
San Francisco CA Pub Util Comm Power Rev 2.53% 12/1/2026, LOC Bank of America NA CP	2.53	47,202,000	47,202,000
San Francisco CA Pub Util Comm Power Rev 2.55% 12/1/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.55	12,620,000	12,620,000
Santa Clara Valley Water District Public Facilities Financing Corp 2.41% 11/4/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.41	15,625,000	15,625,000
Santa Clara Valley Water District Public Facilities Financing Corp 2.5% 12/16/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.50	53,575,000	53,575,000
Santa Clara Valley Water District Public Facilities Financing Corp 2.5% 12/16/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.50	27,000,000	27,000,000
Santa Clara Valley Water District Public Facilities Financing Corp 2.5% 12/16/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.50	25,700,000	25,700,000
State of California 2.4% 9/1/2026, LOC Royal Bank of Canada CP	2.40	15,000,000	15,000,000
State of California 2.4% 9/2/2026, LOC Royal Bank of Canada CP	2.40	30,460,000	30,460,000
State of California 2.42% 9/2/2026, LOC Wells Fargo Bank NA CP	2.42	12,342,000	12,342,000
State of California 2.43% 9/1/2026, LOC TD Bank NA CP	2.43	16,000,000	16,000,000
State of California 2.44% 9/1/2026, LOC TD Bank NA CP	2.44	5,225,000	5,225,000
State of California 2.45% 10/5/2026, LOC State Street Bank & Trust Co CP	2.45	20,500,000	20,500,000
State of California 2.45% 9/2/2026, LOC Royal Bank of Canada CP	2.45	41,495,000	41,495,000
State of California 2.45% 9/9/2026, LOC Royal Bank of Canada CP	2.45	17,000,000	17,000,000
State of California 2.47% 11/17/2026, LOC Wells Fargo Bank NA CP	2.47	15,000,000	15,000,000
State of California 2.48% 11/12/2026, LOC Royal Bank of Canada CP	2.48	19,100,000	19,100,000
State of California 2.48% 11/3/2026, LOC Bank of Montreal/Chicago IL CP	2.48	20,980,000	20,980,000
State of California 2.5% 10/20/2026, LOC Wells Fargo Bank NA CP	2.50	13,480,000	13,480,000
State of California 2.5% 10/8/2026, LOC Wells Fargo Bank NA CP	2.50	15,215,000	15,215,000
State of California 2.5% 11/3/2026, LOC TD Bank NA CP	2.50	20,000,000	20,000,000
State of California 2.5% 11/4/2026, LOC Wells Fargo Bank NA CP	2.50	14,935,000	14,935,000
State of California 2.5% 11/9/2026, LOC Bank of America NA CP	2.50	20,135,000	20,135,000
Turlock Irrigation District 2.49% 11/18/2026, LOC Bank of America NA CP	2.49	20,000,000	20,000,000
University CA Revs 2.42% 9/1/2026 CP	2.42	35,000,000	35,000,000
University CA Revs 2.45% 9/1/2026 CP	2.45	46,000,000	46,000,000
University CA Revs 2.48% 9/3/2026 CP	2.48	9,000,000	9,000,000
University CA Revs 2.5% 9/1/2026 CP	2.50	25,000,000	25,000,000
University CA Revs 2.5% 9/10/2026 CP	2.50	9,880,000	9,880,000
University CA Revs 2.5% 9/2/2026 CP	2.50	22,650,000	22,650,000
University CA Revs 2.55% 12/8/2026 CP	2.55	15,000,000	15,000,000
University CA Revs 2.58% 10/15/2026 CP	2.58	19,750,000	19,750,000
University CA Revs 2.58% 11/17/2026 CP	2.58	9,930,000	9,930,000
University CA Revs 2.58% 11/5/2026 CP	2.58	10,000,000	10,000,000
University CA Revs 2.6% 12/15/2026 CP	2.60	20,000,000	20,000,000
University CA Revs 2.6% 12/3/2026 CP	2.60	11,000,000	11,000,000
University CA Revs 2.65% 12/8/2026 CP	2.65	15,000,000	15,000,000
TOTAL COMMERCIAL PAPER (Cost $1,249,671,000)			1,249,671,000

Money Market Funds - 13.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $955,907,258)	2.65	955,720,688	955,907,258

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $6,954,903,750)	6,954,903,750
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(37,229,893)
NET ASSETS - 100.0%	6,917,673,857

Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $326,930,000 or 4.7% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,909,639 or 0.5% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
California Cmnty Choice Fing Auth Participating VRDN 2.8% 3/1/2056 (Liquidity Facility JP Morgan Chase Bank NA)	6/20/2025	30,270,000

California Cmnty Choice Fing Auth Participating VRDN 2.8% 3/1/2056 (Liquidity Facility JP Morgan Chase Bank NA)	6/20/2025	8,000,000

California Multi Fam Hsg Rev Participating VRDN 2.53% 8/27/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/28/2025	8,030,000

California Multi Fam Hsg Rev Participating VRDN 2.53% 8/6/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/6/2024	7,220,000

California Statewide Communities Dev Auth Participating VRDN Series 2025 MIZ9234, 2.46% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	4,205,000

CommonSpirit Health CA Participating VRDN Series 2024 MIZ9190, 2.58% 10/8/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2024	33,250,000

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9237, 2.51% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/23/2025	17,000,000

Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 2.58% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/13/2024	52,800,000

River Islands CA PFA Cmty Facs Dist Participating VRDN Series 2024 MIZ9188, 2.53% 9/19/2027 (Liquidity Facility Mizuho Capital Markets LLC)	9/19/2024	47,500,000

River Islands Pub Fing Auth Participating VRDN 2.53% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	52,200,000

San Diego CA Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9198, 2.53% 11/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/4/2024	42,395,000

San Jose CA Redev Agy Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9222, 2.56% 8/7/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/8/2025 - 8/29/2025	24,060,000

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	643,776,549	2,194,354,854	1,882,224,145	8,038,310	-	-	955,907,258	955,720,688
	643,776,549	2,194,354,854	1,882,224,145	8,038,310	-	-	955,907,258

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$5,998,996,492
Investments in securities, at value - affiliated issuers	955,907,258
Receivable for fund shares sold	9,876,068
Interest receivable	29,958,043
Distributions receivable from affiliated funds	1,810,277
Receivable from investment adviser for expense reductions	180,847
Other receivables	3,512
Total assets	6,996,732,497
Liabilities
Payable to custodian bank	259,678
Payable for investments purchased, delayed delivery	52,728,009
Payable for fund shares redeemed	23,235,358
Distributions payable	1,295,918
Accrued management fee	1,148,590
Transfer agent fee payable	391,087
Total liabilities	79,058,640
Net Assets	$6,917,673,857
Net assets consist of:
Paid in capital	6,917,373,075
Total accumulated earnings (loss)	300,782
Net Assets	$6,917,673,857

Net Asset Value and Maximum Offering
Fidelity® California Municipal Money Market Fund
Net Asset Value, offering price and redemption price per share ($112,947,894/112,993,780 shares)	$1.00
Institutional Class
Net Asset Value, offering price and redemption price per share ($4,670,336,569/4,667,262,320 shares)	$1.00
Premium Class
Net Asset Value, offering price and redemption price per share ($2,134,389,393/2,133,015,809 shares)	$1.00

Other Information
Unaffiliated issuers, cost	5,998,996,492
Affiliated issuers, cost	955,907,258
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$8,038,310
Interest	66,535,590
Total investment income	74,573,900
Expenses
Management fee	6,418,173
Transfer agent fees	2,184,926
Independent trustees' fees and expenses	6,825
Total expenses	8,609,924
Expense reductions	(1,049,469)
Total expenses after reductions	7,560,455
Net investment income (loss)	67,013,445
Net realized gain (loss)
Investments - unaffiliated issuers	133,607
Net realized gain (loss)	133,607
Total change in net unrealized appreciation (depreciation)	-
Net gain (loss)	133,607
Net increase (decrease) in net assets resulting from operations	$67,147,052

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,013,445	$129,255,186
Net realized gain (loss)	133,607	101,498
Net increase (decrease) in net assets resulting from operations	$67,147,052	$129,356,684
Distributions to shareholders
Distributions to shareholders	(67,019,863)	(129,251,230)
Total distributions	(67,019,863)	(129,251,230)
Net increase (decrease) in net assets resulting from share transactions	906,119,976	392,738,558
Total increase (decrease) in net assets	906,247,165	392,844,012
Net Assets
Beginning of period	6,011,426,692	5,618,582,680
End of period	$6,917,673,857	$6,011,426,692
Financial Highlights
Fidelity® California Municipal Money Market Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023 B
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) C	.01	.02	.03	.03	.01
Net realized and unrealized gain (loss)	- D	- D	- D	- D	- D
Total from investment operations	.01	.02	.03	.03	.01
Distributions
Distributions from net investment income	(.01)	(.02)	(.03)	(.03)	(.01)
Distributions from net realized gain	-	-	-	-	.00 D
Total distributions	(.01)	(.02)	(.03)	(.03)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return E, F	.96%	2.06%	2.64%	2.66%	.89%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.42% I	.42%	.42%	.42%	.42% I
Ratio of expenses to average net assets net of fee waivers, if any	.42% I	.42%	.42%	.42%	.42% I
Ratio of expenses to average net assets net of all reductions, if any	.42% I	.42%	.42%	.42%	.42% I
Ratio of net investment income (loss) to average net assets	1.88% I	2.04%	2.58%	2.63%	2.12% I
Net assets, end of period	$112,947,894	$78,452,766	$75,807,907	$24,825,673	$11,415,986

AFor the year ended February 29.
BFor the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
Fidelity® California Municipal Money Market Fund Institutional Class

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.01	.02	.03	.03	.01	- C
Net realized and unrealized gain (loss)	- C	- C	- C	- C	- C	- C
Total from investment operations	.01	.02	.03	.03	.01	- C
Distributions
Distributions from net investment income	(.01)	(.02)	(.03)	(.03)	(.01)	- C
Distributions from net realized gain	-	-	-	-	.00 C	-
Total distributions	(.01)	(.02)	(.03)	(.03)	(.01)	- C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D, E	1.07%	2.29%	2.87%	2.89%	1.38%	.01%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Ratio of expenses to average net assets net of fee waivers, if any	.20% H	.20%	.20%	.20%	.20%	.09%
Ratio of expenses to average net assets net of all reductions, if any	.20% H	.20%	.20%	.20%	.20%	.09%
Ratio of net investment income (loss) to average net assets	2.10% H	2.26%	2.80%	2.85%	1.57%	.01%
Net assets, end of period	$4,670,336,569	$4,065,162,234	$3,836,421,133	$2,669,861,425	$2,340,366,454	$1,523,118,824

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
Fidelity® California Municipal Money Market Fund Premium Class

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.01	.02	.03	.03	.01	- C
Net realized and unrealized gain (loss)	- C	- C	- C	- C	- C	- C
Total from investment operations	.01	.02	.03	.03	.01	- C
Distributions
Distributions from net investment income	(.01)	(.02)	(.03)	(.03)	(.01)	- C
Distributions from net realized gain	-	-	-	-	.00 C	-
Total distributions	(.01)	(.02)	(.03)	(.03)	(.01)	- C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D, E	1.02%	2.19%	2.77%	2.79%	1.28%	.01%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.30% H	.30%	.30%	.30%	.30%	.30%
Ratio of expenses to average net assets net of fee waivers, if any	.30% H	.30%	.30%	.30%	.30%	.09%
Ratio of expenses to average net assets net of all reductions, if any	.30% H	.30%	.30%	.30%	.30%	.09%
Ratio of net investment income (loss) to average net assets	2.01% H	2.16%	2.70%	2.75%	1.47%	.01%
Net assets, end of period	$2,134,389,393	$1,867,811,692	$1,706,353,640	$1,549,386,067	$1,625,878,525	$445,862,137

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund offers the classes of shares listed below.

Fidelity® California Municipal Money Market Fund	Fidelity® California Municipal Money Market Fund, Institutional Class, and Premium Class
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Shares of the Fund are only available for purchase by retail shareholders.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date.

The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® California Municipal Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® California Municipal Money Market Fund	6,954,903,750	-	-	-

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® California Municipal Money Market Fund	0.20

The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Pursuant to the expense contract, the investment adviser pays class-level operating expenses for Premium Class so that total expenses, except certain  miscellaneous expenses such as interest expense, do not exceed the level of class-level average net assets presented in the table below.

Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Annual Expense Contract Rate (%)
Fidelity® California Municipal Money Market Fund	.35

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rates were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® California Municipal Money Market Fund
Fidelity® California Municipal Money Market Fund	93,194	asset-based	.22
Institutional Class	1,078,406	asset-based	.05
Premium Class	1,013,326	asset-based	.10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® California Municipal Money Market Fund	13,100,000	37,268,000	-

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity® California Municipal Money Market Fund	1,824
  4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: interest, certain taxes, fees and expenses of the independent Trustees, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® California Municipal Money Market Fund
Institutional Class	0.20	None	1,046,091

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® California Municipal Money Market Fund	3,378

  5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® California Municipal Money Market Fund
Fidelity® California Municipal Money Market Fund	801,312	1,293,656
Institutional Class	45,723,244	89,482,837
Premium Class	20,495,307	38,474,737
Total	67,019,863	129,251,230

  6. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® California Municipal Money Market Fund
Fidelity® California Municipal Money Market Fund
Shares sold	107,223,888	112,931,247	107,223,887	112,931,247
Reinvestment of distributions	603,361	1,013,708	603,361	1,013,708
Shares redeemed	(73,311,750)	(111,297,233)	(73,311,749)	(111,297,233)
Net increase (decrease)	34,515,499	2,647,722	34,515,499	2,647,722
Institutional Class
Shares sold	4,618,682,043	5,964,907,451	4,618,682,044	5,964,907,451
Reinvestment of distributions	40,580,003	81,351,040	40,580,003	81,351,040
Shares redeemed	(4,054,200,645)	(5,817,568,812)	(4,054,200,646)	(5,817,568,812)
Net increase (decrease)	605,061,401	228,689,679	605,061,401	228,689,679
Premium Class
Shares sold	1,301,476,607	1,697,364,397	1,301,476,606	1,697,364,397
Reinvestment of distributions	18,202,940	34,024,574	18,202,939	34,024,574
Shares redeemed	(1,053,136,470)	(1,569,987,814)	(1,053,136,469)	(1,569,987,814)
Net increase (decrease)	266,543,077	161,401,157	266,543,076	161,401,157

  7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.855636.119
SCM-SANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026